Average Annual Total Returns{- Strategic Advisers® Core Income Fund} - 02.28 Strategic Advisers Core Income Fund PRO-13 - Strategic Advisers® Core Income Fund	Strategic Advisers Core Income Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Core Income Fund-Default Return Before Taxes Past 5 years	Strategic Advisers Core Income Fund-Default Return Before Taxes Past 10 years	Strategic Advisers Core Income Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Core Income Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers Core Income Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers Core Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Core Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Core Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	(0.67%)	4.36%	3.75%	(1.81%)	2.93%	2.34%	(0.28%)	2.76%	2.29%	(1.54%)	3.57%	2.90%